Income tax - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
One year	$ 15,853	$ 17,873
Two years	23,958	17,103
Three years	49,729	25,846
Four years	68,886	53,648
Thereafter and unlimited	189,107	230,417
Net operating loss carryforwards	$ 347,533	$ 344,887